PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepaid Expenses And Deposits [Abstract]
PREPAID EXPENSES AND DEPOSITS [Text Block]

NOTE 8 - PREPAID EXPENSES AND DEPOSITS

	2021	2020
	$	$
Prepaid expenses	115,372	156,509
Deposits	34,756	-
	150,128	156,509

As at December 31, 2021, long-term deposits of $109,800 consist of security deposits held in trust for excise stamps and other deposits.